Tax on income (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Current taxes:
Current taxes	₪ 22,713	$ 7,120	₪ 17,347	₪ 6,866
Total Current taxes	22,713	7,120	17,347	6,866
Deferred taxes	3,443	1,079	5,020	670
Total Reconciliation of the statutory tax rate to the effective tax rate	₪ 26,156	$ 8,199	₪ 22,367	₪ 7,536